Dreyfus
International
Equity Allocation
Fund
Annual Report



October 31, 1997

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to report the performance of the Dreyfus International Equity Allocation Fund for the 12-month reporting period ended October 31, 1997, as shown in the following table:

                                                              Total Return*
                                                              -------------
         Investor Shares                                          1.38%
         Restricted Shares                                        1.64%
         The Morgan Stanley Capital International
            Europe, Australasia, Far East (EAFE(R)) Index**       4.63%

THE ECONOMY

   Continental Europe's current economic climate is best described by overwhelming confidence that Economic and Monetary Union (EMU) will take place as scheduled. Success for EMU appeared less likely earlier in the year after the new French Government raised objections to the agreement. However, most of those objections have been resolved, and the markets are now priced with the expectation that EMU will occur as planned. Additionally, it appears that Spain, Portugal and Italy will be included in the agreement from the onset. The outlook for Europe on the whole appears favorable. Currently, weak European currencies continue to stimulate strong demand for European exports.

   The economy in the United Kingdom has probably been operating above potential recently. The U.K. monetary authorities have already raised short-term interest rates to combat potential inflationary pressure, but we may still see above-trend growth in the economy into early next year. The possibility of the Pound joining in the European Currency sooner rather than later has brought bond yields down and bolstered equity markets to some degree as well.

   Economic recovery still has not materialized in Japan. The recent crisis in the emerging markets of Asia hit Japan at a very bad time. We believe growth should rebound to healthier levels during fiscal 1998. In the meantime, the Japanese government appears committed to the path of deregulation, and the banking sector appears committed to unwinding cross holdings. Both of these items should promote long-term economic and financial health but have caused some concern among market participants in the short run.

THE MARKET AND THE PORTFOLIO

   As of October 31, 1997, the Fund was diversified among 274 stocks allocated over the 18 countries that comprise the EAFE(R) Index. Active investment decisions, based on fundamental principles of investment analysis that examine the expected returns from each country, adjusted for risk, are rendered on investment allocations for Japan, the United Kingdom, Germany, France, Australia, Switzerland and the Netherlands. The remaining countries in the EAFE(R) Index are generally weighted in the same proportion as their weightings in the Index.

   As of October 31, the Fund's largest overweighted positions as compared to the EAFE(R) Index were in Switzerland (14.1% vs. 7.3%) and Japan (35.18% vs. 28.7%). The largest underweighted positions were in the United Kingdom (14.97% vs. 21.1%) and the Netherlands (0.0% vs. 5.6%). These figures, unlike our Statement of Investments, include futures exposure as well as actual stocks held. The Fund uses a currency valuation model to determine the timing of currency hedging. The model considers the differences in real (inflation-adjusted) interest rates among countries. These differences arise due to varying monetary policies pursued by the central banks of each country. The Fund benefited substantially from the appreciation of the U.S. Dollar against the Deutschmark, the French Franc and the Japanese Yen during a period when the Fund maintained partially hedged positions against these currencies. However, the Fund underperformed its objective during the period primarily due to poor performance in the Japanese equity market, where it maintained a large overweighting, and strong performance in the U.K. equity market, where it maintained a large underweighting.

   Looking ahead, we believe the Japanese equity market represents excellent relative value at current prices. Although economic recovery has not yet gained a foothold in Japan, long-term prospects for the world's second-largest economy remain strong. Swiss equities also look attractive even after strong performance during the recent year. Expected earnings on the Swiss equity market justify the strong performance and support our expectation that the market will continue to perform well. On the other hand, earnings on both U.K. and Dutch equities have not kept pace with price performance in those markets. Both of these markets continue to look overvalued in our tactical view.

   Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.

                                                     Very truly yours,

                                                     /s/ Charles J. Jacklin

                                                     Charles J. Jacklin, Ph.D.
                                                     Portfolio Manager

November 18, 1997
San Francisco, CA

*  Total return includes reinvestment of dividends and any capital gains paid.

** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- The Morgan Stanley Capital
   International Europe, Australasia, Far East (EAFE(R)) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The return indicated includes net dividends reinvested. The Index is the property of Morgan Stanley & Co. Incorporated.

Dreyfus International Equity Allocation Fund                    October 31, 1997
--------------------------------------------------------------------------------
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS
           INTERNATIONAL EQUITY ALLOCATION FUND INVESTOR SHARES AND
        RESTRICTED SHARES AND THE MORGAN STANLEY CAPITAL INTERNATIONAL
                  EUROPE, AUSTRALASIA, FAR EAST (EAFE(R)) INDEX

                                     Dollars

$11,628
Dreyfus International
Equity Allocation Fund
(Restricted Shares)

$11,562
Dreyfus International
Equity Allocation Fund
(Investor Shares)

$11,524
Morgan Stanley Capital
International Europe,
Australasia, Far East
(EAFE(R)) Index*

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
--------------------------------------------------------------------------------

         Investor Shares*                       Restricted Shares*
  ---------------------------------     ----------------------------------
  Period Ended 10/31/97                 Period Ended 10/31/97
  ---------------------                 ---------------------
  1 Year                     1.38%      1 Year                       1.64%
  From Inception (9/15/94)   4.75       From Inception (9/15/94)     4.94

------------
Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Investor shares and Restricted shares of Dreyfus International Equity Allocation Fund on 9/15/94 (Inception Date) to a $10,000 investment made in the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE(R)) Index on that date. For comparative purposes, the value of the Index on 8/31/94 is used as the beginning value on 9/15/94. All dividends and capital gain distributions are reinvested.

The Fund's objective is to exceed the total return of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE(R)) Index. The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Index, which is the property of Morgan Stanley &
Co. Incorporated, is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries and includes net dividends reinvested. The Index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

* Effective August 15, 1997, the Fund's Institutional shares were redesignated as Investor shares and Retail shares were redesignated as Restricted shares.

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Statement of Investments                                        October 31, 1997


Common Stocks--78.9%                                                                          Shares           Value
-------------------------------------------------------------------------------           --------------   -------------
                 Australia--.5%  Amcor ........................................                3,000         $    14,111
                                 Broken Hill Proprietary.......................                2,529              25,004
                                 Coca-Cola Amatil..............................                1,027               7,705
                                 ICI Australia.................................                1,000               7,503
                                 Pacific Dunlop................................                5,912              12,590
                                 Westpac Banking...............................                3,200              18,579
                                                                                                             -----------
                                                                                                                  85,492
                                                                                                             -----------
                   Austria--.2%  Oesterreichische Elektrizitaetaetswirtschafts, Cl. A            300              23,836
                                                                                                             -----------
                  Belgium--1.5%  Electrabel....................................                   50              11,203
                                 Fortis........................................                  102              19,326
                                 PetroFina.....................................                  478             175,696
                                 Solvay........................................                  500              30,080
                                                                                                             -----------
                                                                                                                 236,305
                                                                                                             -----------
                   Denmark--.8%  Danisco.......................................                2,280             128,859
                                                                                                             -----------
                   Finland--.4%  Kone B........................................                  400              47,880
                                 Nokia AB, Cl. K...............................                  200              17,569
                                                                                                             -----------
                                                                                                                  65,449
                                                                                                             -----------
                   France--6.4%  Accor.........................................                  104              19,341
                                 Axa-UAP.......................................                1,082              74,006
                                 Banque Nationale de Paris.....................                  936              41,329
                                 CPR...........................................                  200              15,497
                                 Carrefour.....................................                  133              69,320
                                 Chargeurs.....................................                   10                 668
                                 Compagnie de St. Gobain.......................                  384              55,056
                                 Compagnie Financiere de Paribas...............                  655              47,511
                                 Elf Aquitaine.................................                1,003             124,005
                                 Eridania Beghin-Say...........................                  189              27,163
                                 L'OREAL.......................................                  209              73,972
                                 L'Air Liquide.................................                  432              66,949
                                 Lafarge.......................................                  673              41,999
                                 Moulinex......................................                  635(a)           14,294
                                 PSA Peugeot Citroen...........................                  200              22,614
                                 Pathe.........................................                   10               1,792
                                 Promodes......................................                   95              30,893
                                 Rhone-Poulenc.................................                1,336              58,182
                                 SEFIMEG.......................................                  100               6,061
                                 SEITA.........................................                  280               8,921
                                 Sagem ........................................                   50              23,359
                                 Salomon.......................................                  222              19,759
                                 Sanofi........................................                  429              40,708
                                 Sidel.........................................                  212              11,894
                                 Suez Lyonnaise des Eaux.......................                  428              44,393
                                 Thomson CSF...................................                  869              23,188



Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1997


Common Stocks (continued)                                                                     Shares           Value
-------------------------------------------------------------------------------           --------------   -------------
            France (continued)   Total B.......................................                   12         $     1,330
                                 Unibail.......................................                   85               8,036
                                 Union Immobiliere de France...................                  150              10,831
                                 Worms et Compagnie............................                  243              20,828
                                                                                                             -----------
                                                                                                               1,003,899
                                                                                                             -----------
                  Germany--2.9%  AGIV..........................................                  630(a)           13,146
                                 Allianz.......................................                  300              66,775
                                 Axa Colonia Konzern...........................                   70               6,066
                                 BASF..........................................                  980              33,231
                                 Bayer.........................................                1,000              35,068
                                 Bilfinger & Berger Bau........................                  220               7,894
                                 Brau Und Brunnen..............................                   50(a)            4,260
                                 Continental...................................                  600              14,294
                                 Daimler-Benz..................................                  750              50,212
                                 Dresdner Bank.................................                1,260              51,490
                                 Linde.........................................                   40              24,113
                                 Muenchener Rueckvesicherungs-Gesellschafts....                  100              29,098
                                 RWE Aktiengesellschaft........................                1,180              51,162
                                 Schering......................................                  210              20,340
                                 Siemens.......................................                  860              52,890
                                                                                                             -----------
                                                                                                                 460,039
                                                                                                             -----------
                Hong Kong--3.6%  Cheung Kong (Holdings)........................               21,000             146,022
                                 China Light & Power...........................                8,740              46,018
                                 HSBC Holdings.................................                3,042              68,868
                                 Hang Seng Bank................................                3,400              29,579
                                 Hong Kong & China Gas.........................               49,944              94,331
                                 Hong Kong Telecommunications..................               23,218              44,454
                                 Shangri-La Asia...............................               42,000              31,242
                                 South China Morning Post(Holdings)............               82,000              71,074
                                 Sun Hung Kai Properties.......................                4,220              31,118
                                                                                                             -----------
                                                                                                                 562,706
                                                                                                             -----------
                    Italy--3.6%  Assicurazioni Generali........................                2,320              51,799
                                 Banca Commerciale Italiana....................               22,012              60,354
                                 ENI...........................................               15,400              87,042
                                 Fiat..........................................               22,000              69,795
                                 Italgas.......................................               22,501              81,073
                                 Mediobanca....................................               10,000              67,962
                                 Telecom Italia................................                5,930              37,093
                                 Telecom Italia Mobile.........................               30,680             113,261
                                                                                                             -----------
                                                                                                                 568,379
                                                                                                             -----------
                   Japan--29.9%  Ajinomoto.....................................               20,800             188,415
                                 Asahi Chemical Industry.......................               49,900             227,251
                                 Asahi Glass...................................                  800               5,385


Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1997


Common Stocks (continued)                                                                     Shares           Value
-------------------------------------------------------------------------------           --------------   -------------
             Japan (continued)   Bank of Tokyo-Mitsubishi......................                2,620         $    34,184
                                 Bridgestone...................................                  400               8,643
                                 Canon ........................................                2,100              50,960
                                 Chudenko......................................                  200               4,870
                                 Chugai Pharmaceutical.........................                  400               3,214
                                 Dai-Ichi Kango Bank...........................                  210               1,780
                                 Dai Nippon Printing...........................                  800              15,956
                                 Daido Steel...................................                  200                 402
                                 Daikyo........................................                2,000               3,822
                                 Daishowa Paper Manufacturing..................                  400(a)            2,343
                                 Daiwa House Industry..........................                8,400              80,977
                                 Denki Kagaku Kougyo...........................                  600               1,136
                                 Fuji Bank.....................................                4,900              42,350
                                 Fuji Photo Film...............................                  200               7,247
                                 Fujita........................................                5,000               3,947
                                 Fujitsu.......................................               15,800             173,323
                                 Furukawa Electric.............................                9,000              46,372
                                 Haseko........................................               12,000(a)           12,466
                                 Hitachi.......................................               13,900             106,852
                                 Honda Motor...................................                  400              13,463
                                 House Food Industrial.........................                  220               3,785
                                 Industrial Bank of Japan......................                2,200              21,757
                                 Itochu........................................                1,500               5,148
                                 Japan Airlines................................                3,600(a)           13,044
                                 Japan Energy..................................                  600                 897
                                 Joyo Bank.....................................                  462               2,119
                                 Kajima........................................                  800               3,583
                                 Kamigumi......................................                  400               1,812
                                 Kandenko......................................                  105                 711
                                 Kansai Electric Power.........................                9,999             176,996
                                 Kawasaki Steel................................               16,600              29,108
                                 Kinki Nippon Railway..........................                  995               5,648
                                 Kirin Brewery.................................                7,000              58,755
                                 Komatsu.......................................                  600               3,206
                                 Konica........................................               18,000              89,753
                                 Kumagai-Gumi..................................               27,000              26,477
                                 Kyocera.......................................                1,200              68,711
                                 Kyushu Electric Power.........................                    1                  17
                                 Maeda Road Construction.......................                  200               1,198
                                 Marubeni......................................               40,000             124,990
                                 Marudai Food..................................                  200(a)              522
                                 Maruha........................................                  400                 698
                                 Marui.........................................                3,000              50,611
                                 Matsushita Electric Industrial................               10,400             174,587
                                 Mitsubishi Chemical...........................                  200                 450
                                 Mitsubishi Heavy Industries...................               44,700             219,544
                                 Mitsubishi Trust & Banking....................                  200               2,460
                                 Mitsui & Company..............................                  400               3,035
                                 Mitsui Marine & Fire Insurance................                  600               3,530


Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1997


Common Stocks (continued)                                                                     Shares           Value
-------------------------------------------------------------------------------           --------------   -------------
             Japan (continued)   Mitsui Trust & Banking........................                  600         $     2,084
                                 NEC...........................................                  800               8,776
                                 Nikon.........................................                5,600              62,362
                                 Nippon Express................................                8,000              43,082
                                 Nippon Fire & Marine Insurance................               28,000             107,970
                                 Nippon Light Metal............................                  400                 927
                                 Nippon Oil....................................                  800               3,278
                                 Nippon Steel..................................                5,100              10,511
                                 Nippon Yusen Kaisha...........................               10,800              39,402
                                 Nomura Securities.............................                4,000              46,539
                                 Oji Paper.....................................               30,000             152,082
                                 Orient........................................               21,000              52,007
                                 Orix..........................................                1,000              68,312
                                 Osaka Gas.....................................               45,000              99,476
                                 Sakura Bank...................................               28,600             116,701
                                 Sanwa Shutter.................................                  200               1,257
                                 Sekisui House.................................               12,000             102,718
                                 Seven-Eleven Japan NPV........................                  119               8,901
                                 Sharp.........................................                8,000              62,162
                                 Shizuoka Bank.................................                  400               4,056
                                 Snow Brand Milk Products......................                  500               1,911
                                 Sony..........................................                  940              78,040
                                 Sumitomo Bank.................................               14,307             152,189
                                 Sumitomo Electric Industries..................                  800              10,571
                                 Sumitomo Metal Industries.....................               40,000              80,113
                                 Sumitomo Trust & Banking......................                  850               6,478
                                 Takara Standard...............................               12,000              74,994
                                 Takeda Chemical Industries....................                1,000              27,258
                                 Tokai Bank....................................                6,800              39,671
                                 Tokio Marine & Fire Insurance.................                  800               7,978
                                 Tokyo Broadcasting System.....................                6,000             102,717
                                 Tokyo Electric Power..........................                1,272              24,313
                                 Tokyo Gas.....................................               35,000              80,279
                                 Tokyu.........................................                5,820              24,187
                                 Toppan Printing...............................               12,000             150,586
                                 Toray Industries..............................               21,000             116,928
                                 Toyo Engineering..............................                5,000              12,590
                                 Toyobo........................................                1,200               2,154
                                 Toyota Motor..................................               18,014             501,514
                                 Ube Industries................................                  600               1,207
                                 Yakult Honsha.................................                  200               1,660
                                 Yamato Transport..............................                  400               5,086
                                 Yasuda Trust & Banking........................               23,000              61,356
                                 Yokogawa Electric.............................                2,900              18,437
                                                                                                             -----------
                                                                                                               4,703,330
                                                                                                             -----------
                  Malaysia--.9%  Amsteel.......................................               85,000              27,452
                                 Kemayan.......................................                3,000               1,139
                                 Malayan Banking...............................                7,000              27,004


Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1997


Common Stocks (continued)                                                                     Shares           Value
-------------------------------------------------------------------------------           --------------   -------------
          Malaysia (continued)   Perusahaan Otomobil Nasional..................                9,000         $    21,531
                                 Resorts World.................................               23,000              40,924
                                 Technology Resources Industries...............                1,000                 969
                                 Telekom Malaysia..............................                6,000              15,521
                                                                                                                   2,153
                                                                                                             -----------
                                                                                                                 136,693
                                                                                                             -----------
               New Zealand--.4%  Fisher & Paykel Industries....................               18,750              59,498
                                                                                                             -----------
                    Norway--.3%  Aker RGI ASA, Series A........................                2,040              37,492
                                 Aker RGI ASA, Series B........................                  408               6,685
                                                                                                             -----------
                                                                                                                  44,177
                                                                                                             -----------
                Singapore--1.2%  Development Bank of Singapore.................                2,000              18,696
                                 Keppel........................................               12,500              39,587
                                 Oversea-Chinese Banking.......................                4,800              26,709
                                 Singapore Airlines............................                9,000              67,536
                                 United Overseas Bank..........................                5,000              27,663
                                                                                                             -----------
                                                                                                                 180,191
                                                                                                             -----------
                    Spain--3.0%  Banco Bilbao Vizcaya..........................                4,916             131,188
                                 Endesa........................................                5,600             105,262
                                 Fomento de Construcciones y Contratas.........                1,300              47,712
                                 Repsol........................................                1,100              46,031
                                 Telefonica de Espana..........................                4,893             133,259
                                                                                                             -----------
                                                                                                                 463,452
                                                                                                             -----------
                   Sweden--2.9%  ABB AB, Series B..............................               11,142             128,402
                                 Astra, Series A...............................                1,333              21,488
                                 Astra, Series B...............................                5,333              82,418
                                 Esselte, Series B.............................                2,815              61,130
                                 Skandinaviska Enskilda Banken.................                1,700              18,345
                                 Stora Kopparbergs Bergslags Aktiebolag........                1,000              13,789
                                 Svenska Handelsbanken.........................                  600              18,945
                                 Telefonaktiebolget LM Ericsson, Series B......                2,600             114,309
                                                                                                             -----------
                                                                                                                 458,826
                                                                                                             -----------
             Switzerland--14.1%  ABB...........................................                   63              82,166
                                 Adecco........................................                   83              26,415
                                 Alusuisse-Lonza Holding (Bearer Shrs).........                   16              14,285
                                 Alusuisse-Lonza Holding (Regd Shrs)...........                    5               4,437
                                 Credit Suisse Group...........................                  995             140,311
                                 Danzas Holding................................                  100              20,010
                                 Holderbank Financiere Glarus (Bearer Shrs)....                   20              16,112
                                 Holderbank Financiere Glarus (Regd Shrs)......                   22               3,873
                                 Jelmoli Holding...............................                    2               1,760
                                 Kuoni Reisen..................................                    1               3,791
                                 Nestle........................................                  204             287,709
                                 Novartis (Bearer Shrs)........................                   50              78,896
                                 Novartis (Regd Shrs)..........................                  326             511,040
                                 Roche Holding.................................                   36             316,573


Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1997


Common Stocks (continued)                                                                     Shares           Value
-------------------------------------------------------------------------------           --------------   -------------
       Switzerland (continued)   Roche Holding (Bearer Shrs)...................                    8         $   119,081
                                 SGS Societe Generale de Surveillance Holding..                    2               3,978
                                 SMH (Bearer Shs)..............................                   92              12,093
                                 SMH (Regd Shs)................................                   13               7,277
                                 Sairgroup.....................................                   12(a)           16,098
                                 Schindler Holding.............................                   33              36,436
                                 Schweizerische Bankverein.....................                  403             108,407
                                 Schweizerische Rueckversicherungs Gesellschaft                   90             135,646
                                 Sulzer........................................                   13               9,508
                                 UBS (Bearer Shs)..............................                  121             139,393
                                 UBS(Regd Shs).................................                   90              20,775
                                 Valora Holding................................                    9               1,932
                                 Zurich Verischerungs-Gesellschafts............                  228              94,200
                                                                                                             -----------
                                                                                                               2,212,202
                                                                                                             -----------
           United Kingdom--6.3%  Allied Irish Banks............................               11,624              97,653
                                 Arjo Wiggins Appleton.........................                1,933               5,823
                                 B.A.T. Industries.............................                5,000              43,637
                                 BTR...........................................                1,740               5,860
                                 Barclays......................................                4,281             106,962
                                 Bass..........................................                  400               5,543
                                 British Aerospace.............................                  653              17,288
                                 British Airways...............................                  510               4,967
                                 British Petroleum.............................                2,059              30,185
                                 British Sky Broadcasting Group................                  980               6,937
                                 British Steel.................................                3,763               9,950
                                 British Telecommunications....................                9,056              68,653
                                 Cable & Wireless..............................                  550               4,381
                                 Dawson International..........................                6,075               7,320
                                 Energy Group..................................                1,333              13,552
                                 Glaxo Wellcome................................                3,335              71,327
                                 Grand Metropolitan............................                  739               6,654
                                 HSBC Holdings.................................                  270               6,710
                                 HSBC Holdings Group...........................                  800              18,743
                                 Hanson........................................                1,667               8,551
                                 Harrisons & Crosfield.........................                8,008              16,953
                                 Imperial Chemical Industries..................                2,142              31,545
                                 Imperial Tobacco..............................                1,333               8,053
                                 Kwik Save.....................................                1,275               6,657
                                 Legal & General...............................                7,985              66,146
                                 Lloyds TSB....................................                1,560              19,449
                                 LucasVarity...................................                1,800               6,160
                                 Marks & Spencer...............................                1,000              10,125
                                 Meyer International...........................                2,343              14,684
                                 National Westminster Bank.....................                2,932              42,050
                                 Northern Foods................................                6,149              23,771
                                 Rank..........................................                  980               5,461
                                 Redland.......................................                  434               2,469
                                 Reuters Holding...............................                  700               7,579


Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1997


Common Stocks (continued)                                                                     Shares           Value
-------------------------------------------------------------------------------           --------------   -------------
    United Kingdom (continued)   Rio Tinto.....................................                  340         $     4,370
                                 Royal Bank of Scotland........................                4,100              43,364
                                 Sears.........................................                5,350               5,372
                                 Sedgwick......................................                4,166               8,715
                                 SmithKline Beecham............................                6,284              59,417
                                 Southern Electric.............................                1,922              14,764
                                 Tesco.........................................                  116                 926
                                 Unigate.......................................                3,984              38,203
                                 Vodafone......................................                1,120               6,092
                                 Wilson Connelley Holdings.....................                2,180               6,111
                                 Wolseley......................................                  375               3,117
                                                                                                             -----------
                                                                                                                 992,249
                                                                                                             -----------
                                 TOTAL COMMON STOCKS
                                    (cost $12,796,953).........................                              $12,385,582
                                                                                                             ===========

Preferred Stocks--.1%
-------------------------------------------------------------------------------
                      Germany;   Friedrich Grohe
                                    (cost $11,857).............................                   40         $    11,801
                                                                                                             ===========

                                                                                           Principal
Short-Term Investments--17.0%                                                               Amount
--------------------------------------------------------------------------------        ----------------
        Commercial Paper--10.0%  Ford Motor Credit Corp.,
                                    5.66%, 11/3/1997...........................          $ 1,577,000         $ 1,577,000
                                                                                                             -----------
    Repurchase Agreements--5.1%  UBS Securities Inc.,
                                    Tri-Party Repurchase Agreement, 5.66% dated
                                    10/31/1997 to be repurchased at
                                    $800,377 on 11/3/1997 collateralized by
                                    $845,000 U.S. Treasury Bills, due 5/28/1998              800,000             800,000
                                                                                                             -----------
      U.S. Treasury Bills--1.9%  4.95%, 12/11/1997.............................              300,000(b)          298,374
                                                                                                             -----------
                                 TOTAL SHORT-TERM INVESTMENTS
                                    (cost $2,675,432)..........................                              $ 2,675,374
                                                                                                             ===========
TOTAL INVESTMENTS (cost $15,484,242)...........................................                96.0%         $15,072,757
                                                                                              ======         ===========
CASH AND RECEIVABLES (NET).....................................................                 4.0%         $   634,054
                                                                                              ======         ===========
NET ASSETS.....................................................................               100.0%         $15,706,811
                                                                                              ======         ===========

Notes to Statement of Investments:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Held by the custodian in a segregated account as collateral for open futures positions.


                       See notes to financial statements.

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Statement of Financial Futures                                  October 31, 1997


                                                                   Market Value                      Unrealized
                                                                      Covered                      (Depreciation)
Financial Futures Long:                              Contracts     by Contracts      Expiration      at 10/31/97
-----------------------                             -----------   --------------    -------------   -------------
Australian All Ordinaries........................        3          $  132,633      December '97     $ (11,745)
CAC 40...........................................        1              91,940      December '97       (10,372)
Deutsche Akteinindex.............................        4             859,091      December '97       (34,692)
Financial Times Index 100........................        7           1,359,359      December '97       (66,459)
Nikkei 300.......................................       38             822,144      December '97      (133,100)
                                                                                                     ---------
                                                                                                     $(256,368)
                                                                                                     ---------
                                                                                                     ---------

                       See notes to financial statements.

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                             October 31, 1997


                                                                                                Cost            Value
                                                                                            ------------     -----------
ASSETS:                       Investments in securities--See Statement of Investments       $15,484,242      $15,072,757
                              Cash.............................................                                   21,544
                              Cash denominated in foreign currencies...........                  47,792           48,964
                              Receivable for investment securities sold........                                  661,750
                              Dividends and interest receivable................                                   45,906
                              Receivable for futures variation margin--Note 1(d)                                  26,574
                              Net unrealized appreciation on forward
                                currency exchange contracts--Note 1(e).........                                   17,497
                              Receivable for shares of Capital Stock subscribed                                      500
                                                                                                             -----------
                                                                                                              15,895,492
                                                                                                             -----------
LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                   19,104
                              Due to Distributor...............................                                       11
                              Payable for investment securities purchased......                                  169,566
                                                                                                             -----------
                                                                                                                 188,681
                                                                                                             -----------
NET ASSETS.....................................................................                              $15,706,811
                                                                                                             -----------
                                                                                                             -----------
REPRESENTED BY:               Paid-in capital..................................                              $14,387,112
                              Accumulated undistributed investment income--net.                                  436,844
                              Accumulated net realized gain (loss) on investments
                                and foreign currency transactions..............                                1,532,115
                              Accumulated net unrealized appreciation (depreciation)
                                on investments and foreign currency transactions
                                [including ($256,368) net unrealized
                                (depreciation) on financial futures]...........                                 (649,260)
                                                                                                             -----------
NET ASSETS.....................................................................                              $15,706,811
                                                                                                             -----------
                                                                                                             -----------
                            NET ASSET VALUE PER SHARE
                            -------------------------

                                                                                               Investor       Restricted
                                                                                                Shares          Shares
                                                                                             ------------    ------------
Net Assets.....................................................................              $1,374,793      $14,332,018
Shares Outstanding.............................................................                 129,141        1,345,908

NET ASSET VALUE PER SHARE......................................................                  $10.65           $10.65
                                                                                                 ------           ------
                                                                                                 ------           ------





                       See notes to financial statements.

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Statement of Operations                              Year Ended October 31, 1997


INVESTMENT INCOME

INCOME:                       Cash dividends (net of $38,403 foreign taxes
                                withheld at source)......................                  $  242,272
                              Interest...................................                     152,513
                                                                                           ----------
                                Total Income.............................                                   $  394,785

EXPENSES:                     Management fee--Note 2(a)..................                     235,093
                              Distribution fees (Investor Shares)--Note 2(b)                    3,694
                              Loan commitment fees--Note 4...............                         216
                                                                                           ----------
                                Total Expenses...........................                                      239,003
                                                                                                            ----------
INVESTMENT INCOME--NET...................................................                                      155,782
                                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:
                              Net realized gain (loss) on investments
                                and foreign currency transactions .......                  $1,045,481
                              Net realized gain (loss) on forward
                                currency exchange contracts .............                     265,252
                              Net realized gain (loss) on financial futures                   687,220
                                                                                           ----------
                                Net Realized Gain (Loss).................                                    1,997,953
                              Net unrealized appreciation (depreciation)
                                on investments and foreign currency transactions
                                [including ($315,971) net unrealized (depreciation)
                                on financial futures]....................                                   (1,612,261)
                                                                                                            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...................                                      385,692
                                                                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                   $  541,474
                                                                                                            ----------
                                                                                                            ----------


                       See notes to financial statements.

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets



                                                                                           Year Ended          Year Ended
                                                                                      October 31, 1997(1)  October 31, 1996(2)
                                                                                      -------------------  -------------------
OPERATIONS:
  Investment income--net......................................................          $     155,782         $    56,197
  Net realized gain (loss) on investments.....................................              1,997,953           1,301,020
  Net unrealized appreciation (depreciation) on investments...................             (1,612,261)            864,038
                                                                                         ------------         -----------
      Net Increase (Decrease) in Net Assets Resulting from Operations.........                541,474           2,221,255
                                                                                         ------------         -----------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net:
    Investor shares...........................................................                 (1,303)            (24,383)
    Restricted shares.........................................................                (63,926)           (116,090)
  Net realized gain on investments:
    Investor shares...........................................................                (79,359)            (73,149)
    Restricted shares.........................................................             (1,024,490)           (241,414)
                                                                                         ------------         -----------
      Total Dividends.........................................................             (1,169,078)           (455,036)
                                                                                         ------------         -----------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold:
    Investor shares...........................................................              2,811,365           4,048,327
    Restricted shares.........................................................              9,293,479           5,893,163
  Dividends reinvested:
    Investor shares...........................................................                 80,167              92,802
    Restricted shares.........................................................              1,051,195             325,030
  Cost of shares redeemed:
    Investor shares...........................................................             (3,050,913)         (7,131,303)
    Restricted shares.........................................................            (14,113,892)         (1,993,211)
                                                                                         ------------         -----------
      Increase (Decrease) in Net Assets from Capital Stock Transactions.......             (3,928,599)          1,234,808
                                                                                         ------------         -----------
        Total Increase (Decrease) in Net Assets...............................             (4,556,203)          3,001,027

NET ASSETS:
  Beginning of Period.........................................................             20,263,014          17,261,987
                                                                                         ------------         -----------
  End of Period...............................................................           $ 15,706,811         $20,263,014
                                                                                         ------------         -----------
                                                                                         ------------         -----------
Undistributed investment income--net..........................................           $    436,844         $   346,291
                                                                                         ------------         -----------

                                                                                            Shares               Shares
                                                                                         ------------         -----------
CAPITAL SHARE TRANSACTIONS:
   Investor Shares
   ---------------
  Shares sold.................................................................                253,136             366,693
  Shares issued for dividends reinvested......................................                  7,577               9,080
  Shares redeemed.............................................................               (271,952)           (639,858)
                                                                                         ------------         -----------
      Net Increase (Decrease) in Shares Outstanding...........................                (11,239)           (264,085)
                                                                                         ------------         -----------
                                                                                         ------------         -----------
   Restricted Shares
   -----------------
  Shares sold.................................................................                827,587             529,510
  Shares issued for dividends reinvested......................................                 99,545              31,835
  Shares redeemed.............................................................             (1,262,421)           (182,281)
                                                                                         ------------         -----------
      Net Increase (Decrease) in Shares Outstanding...........................               (335,289)            379,064
                                                                                         ------------         -----------
                                                                                         ------------         -----------

--------------
(1) Effective August 15, 1997, Institutional Class shares were redesignated as Investor shares and Retail Class shares were redesignated as Restricted shares.
(2) Effective July 15, 1996, Investor Class shares were redesignated as Institutional shares and CLass R shares were redesignated as Retail shares.


                       See notes to financial statements.

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                   Investor Shares
                                                                    ---------------------------------------------
                                                                                Year Ended October 31,
                                                                    ---------------------------------------------
PER SHARE DATA:                                                     1997(1)     1996(2)       1995      1994(3,4)
                                                                    -------     -------      ------     ---------
   Net asset value, beginning of period.......................      $11.12      $10.11       $10.06     $10.00
                                                                    ------      ------       ------     ------
   Investment Operations:
   Investment income (loss)--net..............................         .05        (.12)         .01        .01
   Net realized and unrealized gain (loss) on investments.....         .10        1.37          .06        .05
                                                                    ------      ------       ------     ------
   Total from Investment Operations...........................         .15        1.25          .07        .06
                                                                    ------      ------       ------     ------
   Distributions:
   Dividends from investment income--net......................        (.01)       (.06)        (.02)      --
   Dividends from net realized gain on investments............        (.61)       (.18)         --        --
                                                                    ------      ------       ------     ------
   Total Distributions........................................        (.62)       (.24)        (.02)      --
                                                                    ------      ------       ------     ------
   Net asset value, end of period.............................      $10.65      $11.12       $10.11     $10.06
                                                                    ------      ------       ------     ------
                                                                    ------      ------       ------     ------
TOTAL INVESTMENT RETURN.......................................        1.38%      12.62%         .67%       .60%(5)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets....................        1.50%       1.71%        1.75%       .39%(5)
   Ratio of net investment income to average net assets.......         .62%        .03%         .04%       .44%(5)
   Portfolio Turnover Rate....................................        7.39%      34.24%       64.85%      --
   Average commission rate paid(6)............................      $.0287      $.0219          --        --
   Net Assets, end of period (000's Omitted)..................      $1,375      $1,561       $4,088        $71

--------------
(1) Effective August 15, 1997, Institutional Class shares were redesignated as Investor shares.
(2) Effective July 15, 1996, Investor Class shares were redesignated as Institutional shares.
(3) The Fund commenced operations on August 12, 1994.
(4) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(5) Not annualized.
(6) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                  Restricted Shares
                                                                    ----------------------------------------------
                                                                               Year Ended October 31,
                                                                    ----------------------------------------------
PER SHARE DATA:                                                     1997(1)     1996(2)      1995      1994(3,4,5)
                                                                    -------     -------     ------     -----------
   Net asset value, beginning of period......................       $11.12      $10.12      $10.06       $10.00
                                                                    ------      ------      ------       ------
   Investment Operations:
   Investment income--net....................................          .10         .04         .06          .02
   Net realized and unrealized gain (loss) on investments....          .08        1.23         .02          .04
                                                                    ------      ------      ------       ------
   Total from Investment Operations..........................          .18        1.27         .08          .06
                                                                    ------      ------      ------       ------
   Distributions:
   Dividends from investment income--net.....................         (.04)       (.09)       (.02)         --
   Dividends from net realized gain on investments...........         (.61)       (.18)        --           --
                                                                    ------      ------      ------       ------
   Total Distributions.......................................         (.65)       (.27)       (.02)         --
                                                                    ------      ------      ------       ------
   Net asset value, end of period............................       $10.65      $11.12      $10.12       $10.06
                                                                    ------      ------      ------       ------
                                                                    ------      ------      ------       ------
TOTAL INVESTMENT RETURN......................................         1.64%      12.80%        .81%         .60%(6)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets...................         1.25%       1.43%       1.50%         .33%(6)
   Ratio of net investment income to average net assets......          .86%        .36%        .52%         .49%(6)
   Portfolio Turnover Rate...................................         7.39%      34.24%      64.85%         --
   Average commission rate paid(7)...........................       $.0287      $.0219         --           --
   Net Assets, end of period (000's Omitted).................      $14,332     $18,702     $13,174      $11,844

------------
(1) Effective August 15, 1997, Retail Class shares were redesignated as Restricted shares.
(2) Effective July 15, 1996, Class R shares were redesignated as Retail shares.
(3) The Fund commenced operations on August 12, 1994.
(4) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(5) Effective October 17, 1994, the Fund's Trust shares were redesignated as Class R shares.
(6) Not annualized.
(7) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

   Dreyfus International Equity Allocation Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering seventeen series including the Fund. The Fund's investment objective is to exceed the total return of the Morgan Stanley Capital International-Europe Australia Far East (MSCI EAFE) Index. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank") which is a wholly-owned subsidiary of Mellon Bank Corporation.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. Effective August 15, 1997, Institutional shares were redesignated as Investor shares and Retail shares were redesignated as Restricted shares. The Fund is authorized to issue 60 million of $.001 par value Capital Stock. The Fund currently offers two classes of shares: Investor (24 million shares authorized) and Restricted (36 million shares authorized). Restricted shares are offered to any investor and Investor shares are offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the two classes include the services offered to and the expenses borne by each class.

   As of October 31, 1997, MBIC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 545,895 shares of the Funds Restricted class.

   Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked priced is used for valuation purposes. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

   (C) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions, the difference between the amount of dividends,

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

   (D) FINANCIAL FUTURES: The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see Statement of Financial Futures). Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 1997, and their related unrealized depreciation are set forth in the Statement of Financial Futures.

   (E) FORWARD CURRENCY EXCHANGE CONTRACTS: The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. In addition, the following summarizes open forward currency exchange contracts at October 31, 1997:


                                                      Foreign                                        Unrealized
                                                     Currency                                       Appreciation
Forward Currency Exchange Contracts                   Amounts          Proceeds         Value      (Depreciation)
-----------------------------------               --------------    --------------   -----------   --------------
Sales:
------
Japanese Yen, expiring 12/18/97..................  203,035,700        $1,695,780      $1,697,907     $  (2,127)
Swiss Francs, expiring 12/23/97..................    2,380,400         1,658,237       1,710,176       (51,939)

Purchases:                                                               Cost
----------                                                          --------------
Australian Dollars, expiring 1/5/98..............      200,950           144,870         141,333        (3,537)
British Pounds, expiring 12/23/97................      884,450         1,421,717       1,477,031        55,314
French Francs, expiring 1/5/98...................      607,500           102,949         105,586         2,637
German Deutschmarks, expiring 12/23/97...........    1,569,800           895,838         912,987        17,149
                                                                                                       -------
   TOTAL.........................................                                                      $17,497
                                                                                                       -------
                                                                                                       -------

   (F) DISTRIBUTIONS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

   (G) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of approximately $949,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1997. The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund's merger with Dreyfus Laurel International Fund. If not applied, $922,000 of the carryover expires in fiscal 2000 and $27,000 expires in fiscal 2002.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

   (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of 1.25% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each director receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

   (B) DISTRIBUTION PLAN: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The Restricted shares bear no distribution fee. During the period ended October 31, 1997, the Fund was charged $3,694 for the Investor shares pursuant to the Plan.

   Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3--Securities Transactions:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts, during the period ended October 31, 1997, amounted to $1,146,925 and 5,380,159, respectively.

   At October 31, 1997, accumulated net unrealized depreciation on investments, financial futures and forward currency exchange contracts was $650,356, consisting of $2,340,506 gross unrealized appreciation and $2,990,862 gross unrealized depreciation.

   At October 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended October 31, 1997, the Fund did not borrow under the Facility.

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Independent Auditors' Report

THE BOARD OF DIRECTORS AND SHAREHOLDERS
THE DREYFUS/LAUREL FUNDS, INC.:

   We have audited the accompanying statement of assets and liabilities, including the statement of investments and statement of financial futures, of Dreyfus International Equity Allocation Fund of The Dreyfus/Laurel Funds, Inc. as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian. As to securities purchased and sold, but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus International Equity Allocation Fund of The Dreyfus/Laurel Funds, Inc. as of October 31, 1997, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years or periods indicated herein, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP

New York, New York
December 17, 1997

Dreyfus International Equity Allocation Fund
--------------------------------------------------------------------------------
Important Tax Information (Unaudited)

   In accordance with Federal tax law, the Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund hereby makes the following designations regarding its fiscal year ended October 31, 1997:

   -- the total amount of taxes paid to foreign countries was $38,403.
   -- the total amount of income sourced from foreign countries was $162,308.

   As required by Federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 1997 calendar year with Form 1099-DIV which will be mailed by January 31, 1998. For Federal tax purposes the Fund hereby designates $.249 per share as a long-term capital gain distribution paid on December 18, 1996.

Dreyfus International Equity
Allocation Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940

Printed in U.S.A.                 323/723AR9710